Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities (including discontinued operations)
Profit before taxes from continuing operations		$ 218		$ 119	[1],[2]	$ 172	[1],[2]
Profit (loss) before taxes from discontinued operations		59		(29)	[1]	55	[1]
Profit before taxes		276		91	[1]	227	[1]
Adjustments to reconcile to net cash:
(Finance) Lease interest expense		157		91	[1]	64	[1]
Financial interest expense		408		282	[1]	352	[1]
Interest and other financial income		(20)		(21)	[1]	(16)	[1]
Adjustments for non-cash items:
Depreciation and amortization		1,111		830	[1]	879	[1]
Share of profit in Guatemala and Honduras joint ventures		(179)		(154)	[1],[2]	(140)	[1],[2]
(Gain) on disposal and impairment of assets, net		(40)		(37)	[1]	(99)	[1]
Share based compensation		30		22	[1]	22	[1]
Transaction costs assumed by Cable Onda		0		30	[1]	0	[1]
Loss from other joint ventures and associates,net		40		136	[1],[2]	85	[1],[2]
Other non-cash non-operating (income) expenses, net		(227)		40	[1]	(2)	[1]
Changes in working capital:
Decrease (increase) in trade receivables, prepayments and other current assets,net		(119)		(128)	[1]	5	[1]
Decrease in inventories		11		2	[1]	16	[1]
Increase (decrease) in trade and other payables, net		(61)		69	[1]	(82)	[1]
Changes in contract assets, liabilities and costs, net		(2)		(9)	[1]	0	[1]
Total changes in working capital		(172)		(66)	[1]	(61)	[1]
Interest paid on (finance) leases		(141)		(89)	[1]	(84)	[1]
Interest paid on debt and other financing		(344)		(229)	[1]	(288)	[1]
Interest received		15		20	[1]	16	[1]
Taxes (paid)		(114)		(153)	[1]	(132)	[1]
Net cash provided by operating activities		801		792	[1]	820	[1]
Cash flows from (used in) investing activities (including discontinued operations):
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired		(1,014)		(953)	[1]	(22)	[1]
Proceeds from disposal of subsidiaries and associates, net of cash disposed		111		176	[1]	22	[1]
Purchase of intangible assets and licenses		(171)		(148)	[1]	(133)	[1]
Proceeds from sale of intangible assets		0		0	[1]	4	[1]
Purchase of property, plant and equipment		(736)		(632)	[1]	(650)	[1]
Proceeds from sale of property, plant and equipment		24		154	[1]	179	[1]
Proceeds from disposal of equity investment, net of costs		25		0	[1]	0	[1]
Dividends received from joint ventures		237		243	[1]	203	[1]
Settlement of financial derivative instruments		0		(63)	[1]	0	[1]
Cash (used in) provided by other investing activities, net		20		24	[1]	31	[1]
Net cash used in investing activities		(1,502)		(1,199)	[1]	(367)	[1]
Cash flows from financing activities (including discontinued operations):
Proceeds from debt and other financing		2,900		1,155	[1]	996	[1]
Repayment of debt and other financing		(1,157)		(530)	[1]	(1,176)	[1]
(Finance) Lease capital repayment		(107)		(17)	[1]	(19)	[1]
Advances for, and dividends paid to non-controlling interests		(13)		(2)	[1]	0	[1]
Dividends paid to owners of the Company		(268)		(266)	[1]	(265)	[1]
Net cash provided by (used in) financing activities		1,355		341	[1]	(464)	[1]
Exchange impact on cash and cash equivalents,net		(8)		(33)	[1]	4	[1]
Net (decrease) increase in cash and cash equivalents		645		(98)	[1]	(8)	[1]
Cash and cash equivalents, beginning balance	[1]	528	[3],[4]	619		646
Effect of cash in disposal group held for sale		(9)		6	[1]	(19)	[1]
Cash and cash equivalents, ending balance		$ 1,164		$ 528	[1],[3],[4]	$ 619	[1]

[1]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[4]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).